Subsequent Events	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Subsequent Events

21 – SUBSEQUENT EVENTS

On April 3, 2014 LW Capital Pool Inc. (“LWCPI”) completed a reverse takeover transaction with Tweed Marijuana Inc. (“Tweed”) and in exchange for its investment in LWCPI ZIM received 20,000 shares of Tweed. Because the business of Tweed is not part of the business ZIM is pursuing, ZIM has categorized the shares of Tweed as available for sale subsequent to year-end.

On April 11, 2014 the Company sold its shares of Tweed of a net gain of $71,842 Canadian Dollars, which at the prevailing exchange rate of 1.0979 equals $65,436 United States Dollars. Transaction fees amounted to $727.